Note 14 - Segment Information - Classes of Similar Products or Services (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Net Sales		$ 1,335,769	$ 1,199,581
Green Giant [Member]
Net Sales	[1]	122,764	71,161
Canned Vegetables [Member]
Net Sales		877,391	815,780
Frozen [Member]
Net Sales		104,980	113,115
Fruit [Member]
Net Sales		97,393	91,941
Prepared Foods [Member]
Net Sales		105,044	79,593
Snack [Member]
Net Sales		11,475	9,684
Other [Member]
Net Sales		$ 16,722	$ 18,307

[1]	Green Giant includes canned and frozen vegetables exclusively for B&G Foods.